Related party transactions	2 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

NOTE 3 – RELATED PARTY TRANSACTIONS

On May 6, 2025, the Company issued 1 ordinary share to the parent company for an aggregate consideration of $0.001.

Amount due to parent company

As of June 30, 2025, the Company had temporary advances of $2,438. The balance was unsecured, interest-free and had no fixed terms of repayment, respectively.

12. Related party transactions

The Group had the following balances with related parties which consisted of the following:

Names of the related parties	Relationship with the Group
Lirong Liu	Chairman of the Board
Conggang Chen	The Vice Chairman of the Board
Minghui Liu	The General Manager

(a) Amounts due from related parties

	As of March 31,
	2024	2025
	RMB	RMB	US$
Lirong Liu	126,400	1,339,000	184,519
	126,400	1,339,000	184,519

(b) Amounts due to related parties

	As of March 31,
	2024	2025
	RMB	RMB	US$
Minghui Liu (i)	18,980,310	19,418,353	2,675,921
Conggang Chen	193,626	691,369	95,273
	19,173,936	20,109,722	2,771,194

(i)	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.

(c) Loans guaranteed by principal shareholders of the Group

As of March 31, 2024, the Group’s short-term loan was guaranteed by certain shareholders of the Group as discussed in Note 7 Short-term borrowings. There was no loan guaranteed by shareholders of the Group as of March 31, 2025.